Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accrued utilities and related expenses (Notes 24 and 27)	₱ 57,748	₱ 53,433
Accrued taxes and related expenses (Note 26)	11,885	11,645
Accrued employee benefits and other provisions (Notes 24, 25 and 27)	7,980	6,599
Liability from redemption of preferred shares (Notes 19 and 27)	7,862	7,870
Current portion of contract liabilities and unearned revenues	6,650	8,039
Accrued interests and other related costs (Note 27)	1,347	1,176
Others	2,252	1,978
Accrued expenses and other current liabilities	₱ 95,724	₱ 90,740